UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2010
Date of reporting period: February 28, 2010
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ■ February 28, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	U.S. Government Agencies & Obligations (85.0%)
	Commercial Banks — Central U.S. — FDIC Guaranteed (3.6%)
$10,450	SunTrust Bank (MTN)	3.00%	11/16/11	$10,833,954

	Commercial Banks — Southern U.S. — FDIC Guaranteed (3.7%)
10,400	Regions Bank	3.25	12/09/11	10,842,499

	Diversified Financial Services — FDIC Guaranteed (24.1%)
3,000	Bank of America Corp.	2.375	06/22/12	3,084,963
	Citigroup Funding, Inc. (a)
4,100		2.25	12/10/12	4,184,808
4,000		2.125	07/12/12	4,082,992
6,600	Citigroup, Inc. (b)	2.875	12/09/11	6,831,594
	General Electric Capital Corp.
1,400		2.125	12/21/12	1,423,722
5,300		2.20	06/08/12	5,421,751
	General Electric Capital Corp. (Series G)
1,550		2.00	09/28/12	1,573,676
6,470		2.625	12/28/12	6,668,862
14,820	GMAC, Inc.	2.20	12/19/12	15,105,641
8,130	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	8,516,045
14,500	JPMorgan Chase & Co.	2.125	12/26/12	14,759,347

				71,653,401

	Finance-Consumer Loans — FDIC Guaranteed (3.9%)
11,300	John Deere Capital Corp.	2.875	06/19/12	11,718,699

	Savings & Loan/Thrifts — Southern U.S. — FDIC Guaranteed (2.2%)
	U.S. Central Federal Credit Union
3,450		1.25	10/19/11	3,473,495
2,900		1.90	10/19/12	2,934,971

				6,408,466

	Super-Regional Banks — U.S. — FDIC Guaranteed (5.5%)
8,000	PNC Funding Corp.	2.30	06/22/12	8,201,912
7,950	Wells Fargo & Co.	2.125	06/15/12	8,119,255

				16,321,167

	U.S. Government Agencies (20.7%)
	Federal Home Loan Bank
26,900		1.50	01/16/13	26,923,753
4,900		1.875	06/20/12	4,985,167
	Federal Home Loan Mortgage Corp.
12,400		1.375	01/09/13	12,399,318
2,600		4.125	12/21/12	2,800,525
	Federal National Mortgage Assoc.
3,000		1.75	08/10/12	3,038,829
1,300		1.75	02/22/13	1,309,101
10,000		2.50	05/15/14	10,161,640

				61,618,333

	U.S. Government Obligations (21.3%)
	U.S. Treasury Notes
23,000		0.75	11/30/11	23,040,434
880		1.25	11/30/10	886,704
570		1.75	01/31/14	569,288
740		1.75	03/31/14	736,532
2,000		1.875	04/30/14	1,997,814
6,000		2.25	01/31/15	6,003,756
12,200		2.375	10/31/14	12,335,347
4,500		2.625	07/31/14	4,616,370
6,000		4.00	08/15/18	6,273,756
3,000		4.25	08/15/15	3,278,439
	U.S. Treasury Strip
2,900		0.00	11/15/20	1,875,859

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,870		0.00%	11/15/21	$1,745,419

				63,359,718

	Total U.S. Government Agencies & Obligations (Cost $251,222,913)			252,756,237

	U.S. Government Agencies — Mortgage-Backed Securities (10.0%)
	Federal Home Loan Mortgage Corp. (ARM) (0.2%)
674		6.029	02/01/37	702,589

	Federal Home Loan Mortgage Corp. (PC) Gold (0.1%)
142		7.50	05/01/35	160,143
70		8.00	08/01/32	80,450
69		8.50	08/01/31	80,253

				320,846

	Federal National Mortgage Assoc. (8.9%)
3,615		4.00	06/01/24	3,698,203
10,355		4.50	06/01/24—07/01/24	10,799,512
6,687		5.00	12/01/23—04/01/39	7,050,002
3,750		5.50	(c)	3,996,094
187		7.50	08/01/37	210,987
329		8.00	04/01/33	378,303
143		8.50	10/01/32	165,267

				26,298,368

	Federal National Mortgage Assoc. (ARM) (0.2%)
561		5.738	12/01/36	588,351

	Government National Mortgage Assoc. (0.6%)
921		7.50	11/15/32	1,041,160
688		8.50	07/15/30	802,223

				1,843,383

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $29,221,409)			29,753,537

	Short-Term Investments (7.2%)
	U.S. Government Obligation (d)(e) (0.4%)
1,140	U.S. Treasury Bill (Cost $1,139,674)	0.15	05/06/10	1,139,683

NUMBER OF
SHARES (000)
	Investment Company (f) (6.8%)
20,187	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $20,187,373)			20,187,373

	Total Short-Term Investments (Cost $21,327,047)			21,327,056

	Total Investments (Cost $301,771,369) (g)(h)		102.2%	303,836,830
	Liabilities in Excess of Other Assets		(2.2)	(6,635,465)

	Net Assets		100.0%	$297,201,365

ARM	Adjustable Rate Mortgage. Interest rate in effect as of February 28, 2010.

MTN	Medium Term Note.

PC	Participation Certificate.

(a)	For the nine months ended February 28, 2009, the cost of purchases of Citigroup Funding Inc., U.S. Government Agency & Obligation, an affiliate of the Investment Adviser, Administrator and Distributor, was $8,186,279.

(b)	For the nine months ended February 28, 2009, the cost of purchases of Citigroup, Inc. U.S. Government Agency & Obligation, an affiliate of the Investment Adviser, Administrator and Distributor, was $6,777,936.

(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(e)	A portion of this security has been physically segregated in connection with open futures contracts.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ■ February 28, 2010 (unaudited) continued

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures contracts, securities purchased on a forward commitment basis, and open swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ■ February 28, 2010 (unaudited) continued
Futures Contracts Open at February 28, 2010:

		DESCRIPTION,	UNDERLYING
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

18	Short	U.S. Treasury Notes 10 Year, June 2010	$(2,114,719)	$(14,084)
25	Short	U.S. Treasury Bonds 30 Year, June 2010	(2,942,187)	(43,473)
38	Short	U.S. Treasury Notes 2 Year, March 2010	(8,300,031)	(8,986)
111	Short	U.S. Treasury Notes 5 Year, March 2010	(12,992,204)	(22,921)
607	Short	U.S. Treasury Notes 2 Year, June 2010	(131,984,563)	(121,765)

		Total Unrealized Depreciation		$(211,229)

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

					Notional	Unrealized
	Floating Rate	Pay/Receive		Termination	Amount	Appreciation
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(Depreciation)

Credit Suisse Group	3 Month LIBOR	Receive	4.386%	12/23/2039	$2,158	$(863)
Credit Suisse Group***	3 Month LIBOR	Pay	5.086	12/23/2019	9,000	29,790

Deutsche Bank AG	3 Month LIBOR	Pay	2.898	01/11/2015	6,680	(116,900)
Deutsche Bank AG***	3 Month LIBOR	Pay	4.40	10/01/2016	25,300	(104,489)
Deutsche Bank AG***	3 Month LIBOR	Receive	4.41	10/03/2018	13,611	139,921

UBS AG	3 Month LIBOR	Receive	2.841	01/08/2015	1,000	(15,050)

						$(67,591)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional	Floating Rate	Pay/Receive	Termination	Appreciation
Swap Counterparty	Amount (000)	Index	Floating Rate	Date	(Depreciation)

Deutsched Bank AG^	$2,900	3 Month LIBOR	Receive	11/15/2020	$106,749
Deutsched Bank AG^	170	3 Month LIBOR	Receive	11/15/2021	7,038

JPMorgan Chase Bank N.A. New York^	1,300	3 Month LIBOR	Receive	11/15/2021	16,758
JPMorgan Chase Bank N.A. New York^	1,400	3 Month LIBOR	Receive	11/15/2021	20,229

					$150,774

LIBOR — London Interbank Offered Rate

^	Portfolio/Fund will make payments of $894,601, $57,343, $474,182 and $508,998, respectively, on termination date.

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to the Portfolio of Investments ■ February 28, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
U.S. Government Agencies & Obligations	$252,756,237	—	$252,756,237	—
U.S. Government Agencies — Mortgage-Backed Securities	29,753,537	—	29,753,537	—

Total Long-Term Investments	282,509,774	—	282,509,774	—

Short-Term Investments
U.S. Government Obligation	1,139,683	—	1,139,683	—
Investment Company	20,187,373	$20,187,373	—	—

Total Short-Term Investments	21,327,056	20,187,373	1,139,683	—

Interest Rate Swaps	320,485	—	320,485	—

Total	$304,157,315	$20,187,373	$283,969,942	—

Liabilities:
Futures	$(211,229)	$(211,229)	$—	—
Interest Rate Swaps	(237,302)	—	(237,302)	—

Total	$(448,531)	$(211,229)	$(237,302)	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 2010